Geological event - Alagoas (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 922	R$ 845
Alagoas [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	5,570	5,240
Provisions	320	2,237
Payments and reclassifications	(2,594)	(2,052)
Realization of present value adjustment	207	145
Balance at ending	3,503	5,570
Current liability	1,107	2,436
Non-current liability	2,396	3,134
Total	R$ 3,503	R$ 5,570